Cover	Apr. 30, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Entity File Number	001-40757
Entity Registrant Name	Clean Energy Special Situations Corp.
Entity Central Index Key	0001838000
Entity Tax Identification Number	85-3501488
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12600 Hill County Blvd.
Entity Address, Address Line Two	Suite R-275
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	212
Local Phone Number	818-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o Graubard Miller
Entity Address, Address Line Two	405 Lexington Avenue
Entity Address, Address Line Three	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10174